Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligation of Leases	The total committed future outflow resulting of these lease contracts amounts to:

(CHF in millions)	6/30/2024	12/31/2023

Due < 1 year	10.6	15.8
Due 1 - 5 years	121.4	145.4
Due > 5 years	186.0	224.5
Commitments for future lease obligations	318.0	385.7